Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events
Subsequent Events

14. Subsequent Events

  2006 Stock Plan

        In February 2013, the Board of Directors and stockholders of the Company approved the amendment of the 2006 Stock Plan (2006 Plan) to increase the maximum number of shares of common stock authorized for issuance over the term of the 2006 Plan by 1,550,000 shares to 10,984,548 shares.

  Reverse Stock Split

        On May 3, 2013, the Company effected a one-for-two reverse stock split of the Company's common stock and preferred stock. Upon the effectiveness of the reverse stock split, each two outstanding shares of common stock and each two outstanding shares of preferred stock, were exchanged into one share of common stock and one share of preferred stock, respectively. The reverse stock split also applied to any outstanding securities or rights convertible into, or exchangeable or exercisable for, common stock or preferred stock of the Company. Unless otherwise indicated, all share numbers, share prices and exercise prices (except shares authorized and par values) have been adjusted to reflect the stock split on a retroactive basis.

  2013 Equity Incentive Plan

        On May 1, 2013, the Company adopted a 2013 Equity Incentive Plan (2013 Plan) which would become effective one business day prior to the effective date of the registration statement for the Company's initial public offering. A total of 2,952,130 shares of common stock is reserved for issuance pursuant to the 2013 Plan. The 2013 Plan provides for an annual increase in the number of shares available for issuance on the first day of each fiscal year beginning in 2014.

  2013 Employee Stock Purchase Plan

        On May 1, 2013, the Company adopted a 2013 Employee Stock Purchase Plan (ESPP). A total of 738,032 shares of the Company's common stock is available for sale under the ESPP. The ESPP provides for annual increases in the number of shares available for issuance on the first day of each fiscal year beginning in fiscal 2014.

        We have evaluated subsequent events through May 6, 2013, the date on which these consolidated financial statements were issued.